Income Taxes - Schedule of Reconciliation Between Provision for Income Taxes Computed by Applying PRC EIT Rates of 25% to Income Before Income Taxes and Actual Provision for Income Tax (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2015 CNY (¥)
Income Taxes [Line Items]
Net (loss) income before provision for income tax	¥ 232,779	$ 35,330	¥ 20,805	¥ (69,229)
Total income tax (benefit) expense	40,970	$ 6,218	17,889	(29,317)
Foreign Country | State Administration of Taxation, PRC
Income Taxes [Line Items]
Net (loss) income before provision for income tax	¥ 232,779		¥ 20,805	¥ (69,229)
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	¥ 58,195		¥ 5,201	¥ (17,308)
Effect of expenses that are not deductible in determining taxable profit	265		23,927	479
Unrecognized tax losses	4,836		7,510	10,881
Utilization of tax losses previously not recognized	(3,257)		(13,666)	(21,375)
Expiration of tax losses previously recognized	898
Effect of income tax exemptions	(19,967)		(4,831)	(1,943)
Others			(252)	(51)
Total income tax (benefit) expense	¥ 40,970		¥ 17,889	¥ (29,317)